Employee Benefit Plans (Investment Strategies) (Details)	12 Months Ended
Dec. 31, 2019
Small-Cap Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Description	Small-cap fund
Fund's Investment Strategy	Seeks to track performance of the Center for Research in Security Prices (“CRSP”) US Small Cap Index
Mid-Cap Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Description	Mid-cap fund
Fund's Investment Strategy	Seeks to track performance of the CRSP US Mid Cap Index
Large-Cap Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Description	Large-cap fund
Fund's Investment Strategy	Seeks to track performance of the Standard & Poor’s 500 Index
International Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Description	International equity fund
Fund's Investment Strategy	Seeks long-term growth of capital by investing 65% or more of assets in international equities
Short-Term Bond Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Description	Short-term bond fund
Fund's Investment Strategy	Seeks current income with limited price volatility through investment in primarily high quality bonds
Intermediate-Term Bond Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Description	Intermediate-term bond fund
Fund's Investment Strategy	Seeks moderate and sustainable level of current income by investing primarily in high quality fixed income securities with maturities from five to ten years
Long-Term Investment Grade Bond Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Description	Long-term investment grade bond funds
Fund's Investment Strategy	Seek high and sustainable current income through investment primarily in long-term high grade bonds
Short-Term Investment Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Description	Short-term investment fund
Fund's Investment Strategy	Invests in high quality short-term money market instruments issued by the U.S. Treasury
Group Annuity Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Description	Group annuity contract
Fund's Investment Strategy	Earns interest quarterly equal to the effective yield of the 91-day U.S. Treasury bill